Document and Entity Information	Feb. 07, 2024
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Feb. 07, 2024
Entity Registrant Name	Warner Music Group Corp.
Entity Incorporation State Country Code	DE
Entity File Number	001-32502
Entity Tax Identification Number	13-4271875
Entity Address Address Line 1	1633 Broadway
Entity Address City Or Town	New York
Entity Address State Or Province	NY
Entity Address Postal Zip Code	10019
City Area Code	212
Local Phone Number	275-2000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock, $0.001 par value per share
Trading Symbol	WMG
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	On February 7, 2024, Warner Music Group Corp. (the “Company”) filed a Current Report on Form 8-K (the “Original Form 8-K”) to report, among other things, a strategic restructuring plan (the “Plan”) designed to free up more funds to invest in music and accelerate the Company’s growth for the next decade. The Company is now filing this Amendment No.1 to the Original Form 8-K in order to amend and supplement the Company’s disclosure under Item 2.05 of the Original Form 8-K. The Original Form 8-K otherwise remains unchanged.
Entity Central Index Key	0001319161